CASH	9 Months Ended
Dec. 31, 2013
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents Disclosure [Text Block]
NOTE 3 -	CASH
The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. Cash and cash equivalents consist of cash on deposit with banks and money market instruments. The Company places its cash and cash equivalents with high-quality, U.S. financial institutions and, to date, has not experienced losses on any of its balances.